LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT

NOTE 6 - LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances.

Pursuant to section 14 of the Israeli Severance Compensation Act, 1963, some of the Company’s employees are entitled to have monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments to these employees.

The severance pay liability of the Company for the rest of its Israeli employees, which reflects the undiscounted amount of the liability, is based upon the number of years of service and the latest monthly salary. The severance pay liability is partly covered by insurance policies and by regular deposits with recognized severance payment funds. The Company may only withdraw funds previously deposited for savings in connection with the payment of severance. The severance pay expenses were approximately $211,000 and $233,000 for the years ended December 31, 2015 and 2014, respectively.

Defined contribution plan expenses were approximately $213,000 and $285,000 for the years ended December 31, 2015 and 2014, respectively.

The Company expects contribution plan expenses in 2016 to be approximately $165,000.